UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices)(Zip code)

Emile Molineaux

             Gemini Fund Services, LLC., 4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

9/30

Date of reporting period:  6/30/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Bandon Isolated Alpha Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2011

Principal Amount($)		Coupon Rate (%)	Maturity	Value

	BONDS & NOTES - 26.2%
	AGRICULTURE - 1.2%
50,000	Lorillard Tobacco Co.	6.8750	5/1/2020	$ 53,836
70,000	Lorillard Tobacco Co.	8.1250	5/1/2040	76,101
				129,937
	AUTOMOBILE ABS - 1.6%
8,066	Daimler Chrysler Auto Trust 2008-B A3A	4.7100	9/10/2012	8,071
49,646	Daimler Chrysler Auto Trust 2007-A A4	5.2800	3/8/2013	50,360
90,809	Santander Drive Auto Receivables Trust 2010-1 A2	1.3600	3/15/2013	90,996
28,255	World Omni Auto Receivables Trust 2008-B A3A	5.1300	4/15/2013	28,358
				177,785
	BANKS - 3.0%
270,000	BB&T Capital Trust I	5.8500	8/18/2035	265,950
75,000	Wachovia Capital Trust III (a)	5.5698	Perpetual	68,625
				334,575
	BEVERAGES - 0.8%
100,000	CEDC Finance Corp. International, Inc. (b)	9.1250	12/1/2016	91,250

	BIOTECHNOLOGY - 1.0%
110,000	Amgen, Inc.	5.6500	6/15/2042	109,774

	CHEMICALS - 0.6%
55,000	Nalco Co.	8.2500	5/15/2017	59,744

	COMMERCIAL MBS - 0.1%
5,036	GE Capital Commercial Mortgage Corp. 2001-1C	6.9710	5/15/2033	5,031
10,624	JP Morgan Chase Commercial Mortgage Securities Corp.
	2002-C1B4 A2	5.8220	5/12/2034	10,614
				15,645
	CREDIT CARD ABS - 5.0%
550,000	Penarth Master Issuer PLC 2011-1A A1 (a,b)	0.8502	5/18/2015	550,000

	INSURANCE - 2.4%
190,000	MetLife, Inc.	10.7500	8/1/2039	267,425

	IRON/STEEL - 0.7%
75,000	ArcelorMittal	5.5000	3/1/2021	74,338

	RETAIL - 1.1%
120,000	Home Depot, Inc.	5.8750	12/16/2036	122,284

	STUDENT LOAN ABS - 3.6%
400,000	SLM Student Loan Trust 2011-B A2 (b)	3.7400	2/15/2029	399,840

	TELECOMMUNICATIONS - 1.4%
150,000	Digicel Group Ltd. (b)	9.1250	1/15/2015	153,750

	WL COLLATERAL CMO - 3.6%
400,000	Permanent Master Issuer PLC 2011-1A 1A1 (a,b)	1.6689	7/15/2042	400,000

	WL COLLATERAL PAC - 0.1%
11,603	Wells Fargo Mortgage Backed Securities Trust 2005-9 1A1	4.7500	10/25/2035	11,597

	TOTAL BONDS & NOTES ( Cost - $2,905,002)			2,897,944

Bandon Isolated Alpha Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2011

Shares		Coupon Rate (%)	Maturity	Value
	PREFERRED STOCK - 2.6%
	ELECTRIC - 2.0%
2,645	Great Plains Energy Inc.	4.3500		$ 217,155

	INSURANCE - 0.6%
75,000	White Mountains Re Group Ltd. (a,b)	7.5060		71,557

	TOTAL PREFERRED STOCK ( Cost - $283,028)			288,712

	SHORT-TERM INVESTMENTS - 68.2%
	MONEY MARKET FUNDS - 32.1%
1,135,538	HighMark Diversified Money Market Fund (c)	0.0020		1,135,538
2,413,303	HighMark 100% US Treasury Money Market Fund (c)	0.0025		2,413,303
	TOTAL MONEY MARKET FUNDS (Cost $3,548,841)			3,548,841

Principal Amount($)		Yield (d)
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 36.1%
250,000	Fannie Mae Discount Notes (e)	0.090	1/17/2012	249,778
250,000	Fannie Mae Discount Notes (e)	0.100	2/16/2012	249,744
250,000	Freddie Mac Discount Notes (e)	0.070	12/16/2011	249,813
1,250,000	United States Treasury Bill	0.040	11/17/2011	1,249,546
1,000,000	United States Treasury Bill	0.090	2/9/2012	999,071
1,000,000	United States Treasury Bill	0.120	3/8/2012	998,814
	TOTAL U.S. GOVERNMENT AND AGENCY (Cost $3,996,766)			3,996,766

	TOTAL SHORT-TERM INVESTMENTS ( Cost - $7,545,607)			7,545,607

	TOTAL INVESTMENTS - 97.0% ( Cost - $10,733,637) (f)			$ 10,732,263
	ASSETS LESS OTHER LIABILITIES - 3.0%			335,606
	NET ASSETS - 100.0%			$ 11,067,869

(a)	Variable rate security - interest rate subject to periodic change.
(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be
	resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2011, these
	securities amounted to $1,666,397 or 15.1% of net assets.
(c)	Money market fund; interest rate reflects seven-day effective yield on June 30, 2011.
(d)	Represents annualized yield at date of purchase.
(e)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the
	U.S. government. The Federal National Mortgage Association currently operates under a federal conservatorship.
	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes
(f)	is substantially the same and differs from market value by net unrealized appreciation (depreciation)
	of securities as follows:
		Unrealized Appreciation:		$ 11,678
		Unrealized Depreciation:		(13,052)
		Net Unrealized Depreciation:		$ (1,374)

Bandon Isolated Alpha Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2011
Long/(Short)				Unrealized
Contracts				Gain/(Loss)
	OPEN FUTURES CONTRACTS
(7)	10 Year Mini JBG Note maturing September 2011			$ (521)
	(Underlying Face Amount at Value 1,225,000 Yen)
7	Euro-Bund Note maturing September 2011			(1,830)
	(Underlying Face Amount at Value 1,275,554 EUR)
(6)	Long Gilt Note maturing September 2011			7,231
	(Underlying Face Amount at Value 1,158,414 GBP)
(4)	US 5 Year Note maturing September 2011			2,906
	(Underlying Face Amount at Value $476,780)
(4)	US 10 Year Note maturing September 2011			(2,625)
	(Underlying Face Amount at Value $489,312)
(3)	US Long Bond Note maturing September 2011			3,719
	(Underlying Face Amount at Value $369,093)

	NET UNREALIZED GAIN FROM OPEN FUTURES CONTRACTS			$ 8,880

Bandon Isolated Alpha Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2011

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the semi-annual report previously filed the Securities and Exchange Commission on Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Bonds & Notes	$ -	$ 2,897,944	$ -	$ 2,897,944
Preferred Stocks	$ 288,712	$ -	$ -	$ 288,712
Money Market	$ 3,548,841	$ -	$ -	$ 3,548,841
U.S. Government & Agency Obligations	$ -	$ 3,996,766	$ -	$ 3,996,766
Futures	$ 8,880	$ -	$ -	$ 8,880
Total	$ 3,846,433	$ 6,894,710	$ -	$ 10,741,143
The Fund did not hold any Level 3 securities during the period.
There were no significant transfers into and out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* See Schedule of Investments for Industry Classification.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/26/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/26/11

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

8/26/11